Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified		0 Months Ended		0 Months Ended			0 Months Ended	2 Months Ended	0 Months Ended
	Jun. 30, 2014 Third Amended And Restated Credit Agreement	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment	Jun. 30, 2014 Maximum Third Amended And Restated Credit Agreement Accordion Feature	Jul. 02, 2014 Subsequent Event	Aug. 31, 2014 Subsequent Event	Aug. 19, 2014 Subsequent Event Third Amended And Restated Credit Agreement After Amendment	Aug. 19, 2014 Subsequent Event Third Amended And Restated Credit Agreement After Amendment	Aug. 19, 2014 Subsequent Event Third Amended And Restated Credit Agreement Before Amendment	Aug. 19, 2014 Subsequent Event Third Amended And Restated Credit Agreement Accordion Feature	Aug. 31, 2014 Subsequent Event Minimum	Aug. 31, 2014 Subsequent Event Maximum
Subsequent Event [Line Items]
Shares granted as EIP							116,102
Operating lease for replacement of school vehicle								$ 71.2
Operating lease term								6 years
Operating lease fixed interest rate													2.70%	4.40%
Annual lease payments								11.2
Line of credit facility	$ 165.0		$ 155.0		$ 140.0	$ 90.0				$ 225.0	$ 165.0	$ 100.0
Debt instrument maturity description		The amendment extended the maturity date (previously due February 4, 2016) to February 27, 2018, or if earlier, 90 days prior to the maturity							The amendment extends the maturity date of the Credit Agreement to August 19, 2019, or if earlier, 90 days prior to the maturity
Maturity date		Feb. 27, 2018		Feb. 04, 2016					Aug. 19, 2019